EMPLOYEE BENEFITS - Amounts Recognized in Consolidated income Statement (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Current service cost	€ 0	€ 6	€ 0
Interest expense	22	0	25
Past service adjustments	0	0	0
Total recognized in the consolidated income statement	22	6	25
TFR
Disclosure of defined benefit plans [line items]
Current service cost	0	6	0
Interest expense	22	0	25
Past service adjustments	0	0	0
Total recognized in the consolidated income statement	22	6	25
Pension plans
Disclosure of defined benefit plans [line items]
Current service cost	0	0	0
Interest expense	0	0	0
Past service adjustments	0	0	0
Total recognized in the consolidated income statement	€ 0	€ 0	€ 0